Share Capital (Details) - $ / shares	Aug. 29, 2023	Jun. 30, 2024
Share Capital [Line Items]
Shares authorized	500,000,000	11,250,000
Ordinary Shares par value (in Dollars per share)	$ 0.00001
Class A Ordinary Shares [Member]
Share Capital [Line Items]
Shares authorized		8,750,000
Shares issued	8,750,000	8,750,000
Ordinary Shares par value (in Dollars per share)	$ 0.00001
Shares outstanding	8,750,000
Number of votes	1.00%
Class B Ordinary Shares [Member]
Share Capital [Line Items]
Shares authorized		2,500,000
Shares issued	2,500,000	2,500,000
Ordinary Shares par value (in Dollars per share)	$ 0.00001
Shares outstanding	2,500,000
Number of votes	20.00%
Ordinary Shares [Member]
Share Capital [Line Items]
Shares authorized	500,000,000
Shares issued	497,500,000	0.00001
Ordinary Shares par value (in Dollars per share)	$ 0.00001
Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Share Capital [Line Items]
Shares issued	2,500,000